FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of foreign currency risk
	Currency	As at 31 December
Monetary assets	denomination	2017	2018

Cash and cash equivalents	HKD	32,650	77,608
Cash and cash equivalents	USD	146	54
Other receivables	HKD	67	416
		32,863	78,078

Schedule of credit risk by identity of counterparties
	2017	2018
	RMB’000	RMB’000
Trade receivables
Due from Guangzhou Railway Group and its subsidiaries	1,261,244	1,756,816
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	1,106,311	665,009
Due from third parties	431,473	613,105
	2,799,028	3,034,930

	2017	2018
	RMB’000	RMB’000
Other receivables excluding prepayments
Due from Guangzhou Railway Group and its subsidiaries	9,460	1,880
Due from CRC Group (excluding Guangzhou Railway Group and its subsidiaries)	381	1,149
Due from third parties	194,245	289,387
	204,086	292,416

	2017	2018
	RMB’000	RMB’000

Long-term receivable
Due from a third party	31,274	28,354

Schedule of reconciliation of cash and short term deposits credit risk
	2017	2018
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,268,478	1,847,723

Schedule of reconciliation of loss allowances for trade receivables
	As at 31 December 2018			As at 1 January 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	248,481	-	-	636,686	-	-
Portfolio 2	3,560,959	1.66%	(58,945)	3,444,463	1.90%	(65,563)
Portfolio 3	113,389	2.00%	(2,267)	67,264	2.00%	(1,344)
	3,922,829		(61,212)	4,148,413		(66,907)

Schedule of loss allowances for trade receivables
Trade receivables RMB’000

At 31 December 2017— calculated under IAS 39	6,203
Amount restated through opening retained earnings	60,704
Opening loss provision as at 1 January 2018 — calculated under IFRS 9	66,907
Receivables written off during the year as uncollectible	(6)
Reversal of impairment loss provision	(5,689)
At 31 December 2018	61,212

Schedule of reconciliation of loss allowances for other receivables and long-term receivables
	As at 31 December 2018			As at 1 January 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	317,224	1.88%	(5,959)	275,541	2.16%	(5,961)
Stage 2	-	-	-	-	-	-
Stage 3	4,631	100%	(4,631)	12,891	100%	(12,891)
	321,855		(10,590)	288,432		(18,852)

Schedule of reconciliation of loss allowances for other financial assets at amortised cost
	Other receivables RMB’000	Long-term receivables RMB’000

At 31 December 2017— calculated under IAS 39	13,325	-
Amount restated through opening retained earnings	5,527	-
Opening loss provision as at 1 January 2018 — calculated under IFRS 9	18,852	-
Increase in loss provision recognised in profit or loss during the year	4,631	-
Receivables written off during the year as uncollectible	(12,891)	-
Reversal of impairment loss provision	(2)	-
At 31 December 2018	10,590	-

Schedule of liquidity risk
Less than 1 year
RMB’000

At 31 December 2018
Trade and other payables excluding non-financial liabilities	2,631,433
Payables for fixed assets and construction-in-progress	2,441,647
Dividends payable	12,894

At 31 December 2017
Trade and other payables excluding non-financial liabilities	2,356,953
Payables for fixed assets and construction-in-progress	2,214,547
Dividends payable	12,893

Schedule of fair value estimation

The following table presents the Group's assets that are measured at fair value at 31 December 2018:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	321,246	321,246

The following table presents the Group's assets that are measured at fair value at 31 December 2017:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
AFS	-	-	280,088	280,088